Post Employment Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefits (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rates used	5.40%	5.60%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	6.50%	6.90%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014